Leases (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of future minimum proceeds under non-cancellable operating leases
	06.30.21	06.30.20
No later than a year	4,001	3,357
Later than 1 year and not later than 5 years	8,001	7,686
More than 5 years	2,263	3,487
	14,265	14,530